SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 1,610
2026	1,606
2027	1,292
2028	1,188
2029	950
Then thereafter	¥ 4,963